Long Term Obligations (Details) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			0 Months Ended					0 Months Ended	3 Months Ended			3 Months Ended			3 Months Ended	0 Months Ended	12 Months Ended						3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 15, 2013 Liquidation of WGBM Note [Member] MTDC Notes [Member]	Mar. 31, 2014 2013 Exchange Agreement [Member] Convertible Promissory Note [Member]	Mar. 31, 2013 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2013 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2012 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2011 Derivative Financial Instruments, Liabilities [Member]	May 27, 2011 Series A2 Convertible Preferred Stock [Member] Convertible Promissory Note [Member]	May 27, 2011 Series A2 Convertible Preferred Stock [Member] Convertible Promissory Note [Member]	May 27, 2011 Series A2 Convertible Preferred Stock [Member]	Aug. 15, 2013 Parent Company [Member]	Aug. 15, 2013 MTDC [Member]	May 27, 2011 Convertible Promissory Note [Member]	Mar. 31, 2014 Convertible Promissory Note [Member]	Nov. 26, 2013 WGBM Notes [Member]	Aug. 15, 2013 WGBM Notes [Member]	Mar. 31, 2014 MTDC Notes [Member]	Nov. 26, 2013 MTDC Notes [Member]	Mar. 31, 2013 MTDC Notes [Member]	Mar. 31, 2014 IntegenX Note [Member]	May 27, 2011 Convertible Promissory Note [Member]	Dec. 31, 2013 Convertible Promissory Note [Member]	Aug. 15, 2013 WGBM Notes [Member]	Mar. 31, 2014 MTDC Notes [Member]	Dec. 31, 2013 MTDC Notes [Member]	Nov. 26, 2013 MTDC Notes [Member]	Aug. 15, 2013 MTDC Notes [Member]	Mar. 31, 2014 Minimum [Member] IntegenX Note [Member]
Long Term Obligations (Details) [Line Items]
Debt Instrument, Face Amount			$ 15,275,000	$ 15,275,000	$ 100,000											$ 15,275,000		$ 1,400,000	$ 6,600,000		$ 5,200,000			$ 15,275,000		$ 6,600,000	$ 5,200,000	$ 5,200,000	$ 5,200,000
Stock Issuable, Shares, Conversion of Convertible Securities (in Shares)												2,679,824								2,258,415
Debt Instrument, Convertible, Conversion Price (in Dollars per share)											$ 5.70	$ 5.70
Debt Conversion Convertible Instrument Shares Issuable (in Shares)												9.939
Convertible Preferred Stock Shares Issuable Upon Conversion (in Shares)												1
Proceeds from Sale of Promissory Notes Convertible Preferred Stock and Warrants Gross																30,550,000								30,550,000
Payments of Debt Issuance Costs			2,791,359													2,524,963								2,524,963
Proceeds from Debt, Net of Issuance Costs			30,280,111													28,025,037								28,025,037
Debt Instrument, Interest Rate During Period																								5.00%
Proceeds from Issuance of Debt			30,550,000																						30,550,000
Debt Instrument, Unamortized Discount			11,049,534	13,143,869		14,442,497																			14,442,497		3,442,849	3,516,058	3,543,316
Debt Instrument, Convertible, Remaining Discount Amortization Period						3 years 6 months											3 years 6 months								3 years 6 months
Unamortized Debt Issuance Expense																	832,502								832,502
Derivative, Fair Value, Net		155,990		274,928					274,928	1,931,295
Share Price (in Dollars per share)	$ 2.00	$ 5.96	$ 2.00	$ 2.98					$ 2.98											$ 2.3025
Fair Value Assumptions, Expected Volatility Rate							131.11%		126.91%
Fair Value Assumptions, Risk Free Interest Rate							0.10%		0.13%
Fair Value Assumptions, Expected Dividend Rate							0.00%		0.00%
Fair Value Assumptions, Expected Term							1 year 240 days		1 year 332 days
Increase (Decrease) in Derivative Liabilities		(118,938)						(274,928)	(1,656,367)
Gains (Losses) on Extinguishment of Debt			(4,970,410)
Long-term Debt, Gross			17,084,894	16,537,028															5,300,000							5,300,000
Number of Notes, Received														14	52
Debt Instrument, Interest Rate, Effective Percentage																				17.39%		17.39%	11.60%							17.39%
Operating Leases, Rent Expense			604,558	597,261
Debt Instrument, Convertible, Number of Equity Instruments											2,679,824
Convertible Preferred Stock, Terms of Conversion													each 9.939 shares being convertible into one share of common stock.
Debt Instrument, Interest Rate, Stated Percentage																5.00%							8.00%
Notes Issued	1,100,000																						1,250,000
Debt Instrument, Maturity Date																							Jan. 06, 2017
Debt Instrument, Maturity Date, Description	The IntegenX Note earns simple interest at 8% per annum over its three year term, payable on the Maturity Date. It may be repaid early without premium or penalty at the Company's option at any time and it must be repaid within 45 days of the closing of an equity offering yielding the Company net cash proceeds of at least $15,000,000.
Proceeds from Future Fund raising																															$ 15,000,000